S-K 1602(a)(4) Forepart, Adjusted NTBV	May 31, 2026 $ / shares
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10
Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.02
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.36
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.64
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.32
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.68
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	3.46
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	6.54
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	(0.77)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	10.77
Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Amount of Dilution, per Share
Net Tangible Book Value, Increase from Public Shareholders, Per Share	6.32
Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Amount of Dilution, per Share
Net Tangible Book Value, Increase from Public Shareholders, Per Share	5.27
Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Amount of Dilution, per Share
Net Tangible Book Value, Increase from Public Shareholders, Per Share	3.46
Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Amount of Dilution, per Share
Net Tangible Book Value, Increase from Public Shareholders, Per Share	(0.87)
Without Over- Allotment [Member] | No Redemption [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Amount of Dilution, per Share
Net Tangible Book Value, Increase from Public Shareholders, Per Share	6.99
With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Amount of Dilution, per Share
Net Tangible Book Value, Increase from Public Shareholders, Per Share	6.36
With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Amount of Dilution, per Share
Net Tangible Book Value, Increase from Public Shareholders, Per Share	5.32
With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Amount of Dilution, per Share
Net Tangible Book Value, Increase from Public Shareholders, Per Share	3.4
With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Amount of Dilution, per Share
Net Tangible Book Value, Increase from Public Shareholders, Per Share	(0.77)
With Over- Allotment [Member] | No Redemption [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Amount of Dilution, per Share
Net Tangible Book Value, Increase from Public Shareholders, Per Share	7.02
Pro forma net tangible book value after this offering and the sale of private units [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.32
Pro forma net tangible book value after this offering and the sale of private units [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.27
Pro forma net tangible book value after this offering and the sale of private units [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	3.46
Pro forma net tangible book value after this offering and the sale of private units [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	(0.87)
Pro forma net tangible book value after this offering and the sale of private units [Member] | Without Over- Allotment [Member] | No Redemption [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.99
Pro forma net tangible book value after this offering and the sale of private units [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.36
Pro forma net tangible book value after this offering and the sale of private units [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.32
Pro forma net tangible book value after this offering and the sale of private units [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	3.4
Pro forma net tangible book value after this offering and the sale of private units [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	(0.77)
Pro forma net tangible book value after this offering and the sale of private units [Member] | With Over- Allotment [Member] | No Redemption [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.02
Dilution to public shareholders [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share	3.68
Dilution to public shareholders [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share	4.73
Dilution to public shareholders [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share	6.54
Dilution to public shareholders [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share	10.87
Dilution to public shareholders [Member] | Without Over- Allotment [Member] | No Redemption [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share	3.01
Dilution to public shareholders [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share	3.64
Dilution to public shareholders [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share	4.68
Dilution to public shareholders [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share	6.6
Dilution to public shareholders [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share	10.77
Dilution to public shareholders [Member] | With Over- Allotment [Member] | No Redemption [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share	$ 2.98